SEGMENT REPORTING - Revenues by Geographical Area (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 369,636	$ 324,795
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	328,124	283,528
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 41,512	$ 41,267